Risk management - Schedule of balance sheet items subject to trading market risk (Details) - EUR (€) € in Millions	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash, cash balances at central banks and other deposits on demand	€ 220,342	€ 107,067	€ 223,073	€ 210,689	€ 153,839
Financial assets held for trading	176,921		156,118	116,953
Non-trading financial assets mandatorily at fair value through profit or loss	5,910		5,713	5,536
Financial assets designated at fair value through profit or loss	9,773		8,989	15,957
Financial assets at fair value through other comprehensive income	83,308		85,239	108,038
Financial assets at amortised cost	1,191,403		1,147,044	1,037,898
Hedging derivatives (assets)	5,297		8,069	4,761
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(788)		(3,749)	410
Other assets	8,856		10,082	8,595
TOTAL ASSETS	1,797,062		1,734,659	1,595,835
Financial liabilities held for trading	122,270		115,185	79,469
Financial liabilities designated at fair value through profit or loss	40,367		40,268	14,943
Financial liabilities at amortized cost	1,468,703		1,423,858	1,349,169
Hedging derivatives (liabilities)	7,656		9,228	5,463
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	55		(117)	248
Other liabilities	17,598		14,609	12,698
TOTAL LIABILITIES	1,692,821		1,637,074	1,498,782
TOTAL EQUITY	104,241		€ 97,585	€ 97,053	€ 91,322
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash, cash balances at central banks and other deposits on demand	220,342
Financial assets held for trading	176,921
Non-trading financial assets mandatorily at fair value through profit or loss	5,910
Financial assets designated at fair value through profit or loss	9,773
Financial assets at fair value through other comprehensive income	83,308
Financial assets at amortised cost	1,191,403
Hedging derivatives (assets)	5,297
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(788)
Other assets	104,896
TOTAL ASSETS	1,797,062
Financial liabilities held for trading	122,270
Financial liabilities designated at fair value through profit or loss	40,367
Financial liabilities at amortized cost	1,468,703
Hedging derivatives (liabilities)	7,656
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	55
Other liabilities	53,770
TOTAL LIABILITIES	1,692,821
TOTAL EQUITY	104,241
VaR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for trading	176,921
Non-trading financial assets mandatorily at fair value through profit or loss	4,068
Financial assets designated at fair value through profit or loss	1,360
Financial assets at fair value through other comprehensive income	1,761
Financial liabilities held for trading	122,270
Financial liabilities designated at fair value through profit or loss	450
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash, cash balances at central banks and other deposits on demand	220,342
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(788)
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	55
Interest rate, spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	1,842
Financial assets designated at fair value through profit or loss	8,413
Financial assets at fair value through other comprehensive income	81,547
Financial assets at amortised cost	1,191,403
Financial liabilities designated at fair value through profit or loss	39,917
Financial liabilities at amortized cost	1,468,703
Interest rate, exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging derivatives (assets)	5,297
Hedging derivatives (liabilities)	€ 7,656